Long-term Incentive Plan - Summary of Long-term Incentive Plan (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of long-term incentive plan [abstract]
Opening balance	[1]	$ 23.6	$ 12.6
Charge to income statement - continuing operations		5.0	10.5	[1]
Charge to income statement - discontinued operations		0.1	0.5	[1]
Payments		(11.5)	0.0	[1]
Translation adjustment		0.9	0.0	[1]
Balance at end of the year		18.1	23.6	[1]
Current portion of long-term incentive plan		(18.1)	0.0	[1]
Non-current portion of long-term incentive plan		$ 0.0	$ 23.6	[1]

[1]	As Restated - Refer note 40 for further details.